Long-Term Debt - Schedule Of Future Maturities Of Long Term Debt (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Long-term Debt, Fiscal Year Maturity [Abstract]
2022	$ 3,750	$ 5,000
2023	5,000	5,000
2024	27,500	27,500
Long-term Debt	$ 36,250	$ 37,500